Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents
TOTAL CURRENT ASSETS	0	0
TOTAL ASSETS	0	0
CURRENT LIABILITIES
Accounts payable and accrued expenses
Payable to related party		6,080
TOTAL CURRENT LIABILITIES		6,080
TOTAL LIABILITIES		6,080
STOCKHOLDERS' DEFICIT
Common Stock, $0.0001 par value, 100,000,000 shares authorized, 40,000,000 shares issued and outstanding	4,000	4,000
Additional paid-in capital	13,199	(381)
Accumulated deficit	(17,199)	(9,699)
TOTAL STOCKHOLDERS' DEFICIT	0	(6,080)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0